Condensed Consolidated Statements of Comprehensive Income (Unaudited) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenue	€ 618,333	€ 574,330	€ 1,020,234	€ 936,049
Cost of sales	(284,780)	(242,756)	(462,736)	(386,441)
Gross profit	333,553	331,574	557,498	549,608
Operating expenses
Selling and distribution expenses	(138,311)	(126,501)	(263,891)	(244,656)
General and administrative expenses	(32,974)	(32,447)	(62,240)	(56,551)
Foreign exchange gain (loss)	(6,953)	2,570	(10,191)	(9,301)
Other income, net	135	127	12,581	253
Profit from operations	155,450	175,323	233,757	239,353
Finance cost, net	(33,805)	(25,612)	(42,954)	(50,390)
Profit before tax	121,645	149,711	190,803	188,963
Income tax expense	(39,762)	(44,598)	(58,389)	(63,731)
Net profit	81,883	105,113	132,414	125,232
Items that will be reclassified to profit (loss) if certain conditions are met:
Cumulative translation adjustment gain (loss)	39,249	(60,985)	37,827	42,428
Other comprehensive income (loss), net of tax	39,249	(60,985)	37,827	42,428
Total comprehensive income	€ 121,132	€ 44,128	€ 170,241	€ 167,660
Earnings per share
Basic	€ 0.45	€ 0.56	€ 0.72	€ 0.67
Diluted	€ 0.45	€ 0.56	€ 0.72	€ 0.67